Trade and Other Receivables (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 131,650	£ 88,086
Prepayments	8,865	6,150
Accrued income	13,458	15,790
Research and development tax credit	3,266	3,400
Grant receivable	437	0
Other receivables	4,995	4,877
Total trade and other receivables	162,671	118,303	[1]	£ 82,614	[1]
Released in the year	3,889	5,851
Allowance account for credit losses of financial assets	4,023	3,537		£ 3,584
Accrued income from companies acquired	400	£ 2,400
Receivable from research and development tax credit	5,300
Non-current receivable from research and development tax credit	2,000
Expected credit losses individually assessed [member]
Disclosure of Trade and Other Receivables [Line Items]
Allowance account for credit losses of financial assets	£ 3,900
Bottom of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	30 days
Top of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	90 days

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).